NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
NET OPERATING REVENUE
Schedule of net operating revenue

	12/31/2022	12/31/2021	12/31/2020

Generation
Power supply for distribution companies (a)	14,104,623	11,836,975	10,762,106
Power supply for end consumers	3,925,510	3,334,527	2,661,499
CCEE (b)	1,159,158	3,090,100	1,380,535
Revenue from operation and maintenance	4,676,630	4,220,474	3,982,409
Construction revenue	7,324	82,205	37,800
Financial effects of Itaipu	287,610	65,831	(13,565)
	24,160,855	22,630,112	18,810,784
Transmission
Revenue from operation and maintenance	6,379,321	5,967,866	4,785,999
Construction revenue	1,494,307	1,535,840	778,202
Contractual financial income (c)	7,901,256	9,946,627	6,026,214
	15,774,884	17,450,333	11,590,415

Other revenues	1,101,817	925,455	710,311
	41,037,556	41,005,900	31,111,510

(-) Deductions from Operating Revenue
(-) ICMS	(1,103,091)	(1,124,432)	(995,304)
(-) Pis and Cofins	(3,527,175)	(3,325,144)	(2,977,095)
(-) Sector charges	(2,322,369)	(1,919,554)	(1,728,968)
(-) Other Deductions (including ISS)	(10,688)	(9,936)	(9,207)
	(6,963,323)	(6,379,066)	(5,710,574)

Net operating revenue	34,074,233	34,626,834	25,400,936

(a)	The Increase in Supply revenue in the year ended December 31, 2022, compared to the year ended December 31, 2021, is mainly due to the consolidation of MESA by subsidiary Furnas, which added the amount of R$2,442,856 to the Supply account;
(b)	The reduction in CCEE revenue in the year ended December 31, 2022, compared to the year ended December 31, 2021, is due to the best hydrological conditions in the country, which significantly reduced the need to import electricity from Uruguay; and
(c)	The reduction of contractual financial revenue in the year ended December 31, 2022, compared to the year ended December 31, 2021, is mainly due to the reduction of the Broad National Consumer Price Index - IPCA index in the year.